Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Debt

Note 5 – Debt

The following represents a summary of the Company’s debt (notes payable – related parties, third party debt for notes payable (including those owed on vehicles), and line of credit, including key terms, and outstanding balances at September 30, 2023 and December 31, 2022, respectively.

Notes Payable – Related Parties

	Note #1	Note #2	Note #3	Notes #4 - #9
	Note Payable	Note Payable	Note Payable	Note Payable
Terms	Related Party	Related Party	Related Party	Related Party	Total

Issuance date of note	April 2023	April 2023	September 2023	July 2023 - September 2023
Maturity date - initial	October 2023	April 2023	March 2024	September 2023 - November 2023
Maturity date - as amended	April 2024	N/A	N/A	See discussion below
Interest rate #1	10%	5% - first month	10%	8% - first nine months
Interest rate #2	18%	13% - beginning second month	18%	18% - beginning tenth month
Collateral	All assets	Unsecured	All assets	All assets

Balance - December 31, 2022	$-	$-	$-	$-	$-
Advances	1,500,000	262,500	600,000	1,485,000	3,847,500
Original issue discount	(546,000)	(12,500)	(495,400)	(135,000)	(1,188,900)
Amortization of debt discount	537,049	12,500	81,659	118,689	749,897
Repayments	-	(262,500)	-	-	(262,500)
Balance - September 30, 2023	1,491,049	-	186,259	1,468,689	3,145,997
Current	1,491,049	-	186,259	1,468,689	3,145,997
Long term	$-	$-	$-	$-	$-

Note #1 and related Loss on Debt Extinguishment

The Company executed a six-month (6) note payable with a face amount of $1,500,000, less an original issue discount of $150,000, along with an additional $140,000 in transaction related fees (total debt discount and issue costs of $290,000), resulting in net proceeds of $1,210,000. The $290,000 in debt discounts and issuance costs are being amortized over the life of the note to interest expense in the accompanying consolidated statements of operations.

In connection with obtaining this debt, the Company also committed 250,000 shares of common stock to the lender as additional interest expense (commitment fee). Under the terms of the agreement, only 100,000 shares of common stock were required to be issued on the commitment date resulting in a fair value of $256,000 ($2.56 /share), based upon the quoted closing price. The Company recorded this amount as a debt discount which is being amortized over the life of the note . See Note 8.

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2023

(UNAUDITED)

The remaining 150,000 commitment fee shares were deemed to be redeemable common stock (temporary equity), having a stated redemption value of $8. If the Company repaid the note at the maturity date (October 2023), these shares would be returnable.

At September 30, 2023, these 150,000 shares are considered contingently returnable shares and therefore, in accordance with ASC 260-10-45-12C and ASC 260-10-45-13, contingently issuable shares (outstanding common shares that are contingently returnable are treated in the same manner as contingently issuable shares), including shares issuable for little or no consideration, are included in the denominator for basic EPS only when the contingent condition has been met and there is no longer a circumstance in which those shares would not be issued. At September 30, 2023, these 150,000 shares of have been excluded from the calculation of both basic and diluted earnings per share.

In October 2023 (the initial maturity date), the Company executed a loan extension with the lender. In connection with extending the due date from October 2023 to April 2024, the 150,000 shares were deemed earned on that date.

The Company evaluated the modification of terms under ASC 470-50, “Debt - Modification and Extinguishment”, and concluded that the extension of the maturity date resulted in significant and consequential changes to the economic substance of the debt and thus resulted in an extinguishment of the debt.

Specifically, on the date of modification, the Company determined that the present value of the cash flows of the modified debt instrument was greater than 10% different from the present value of the remaining cash flows under the original debt instrument.

Subsequent to September 30, 2023, the Company recorded a loss on debt extinguishment of $291,000 as follows:

Fair value of debt and common stock on extinguishment date*	$1,791,000
Fair value of debt subject to modification	1,500,000
Loss on debt extinguishment	$291,000

*	The Company valued the issuance of the 150,000 commitment shares at $291,000, based upon the quoted closing trading price on the date of modification ($1.94/share).

Subsequent to September 2023, and in connection with the modification, the contingency is considered resolved.

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2023

(UNAUDITED)

This note also contains a conversion feature only upon an event of default. The conversion feature is equal to the greater of (a) $0.74 and (b) the lower of (i) the average VWAP over the ten (10) trading day period preceding conversion. Additionally, the note contains an anti-dilution right in the form of a ratchet feature. If at the time of eligible conversion (only if Company is in default) common stock is sold or other debt is converted into common stock at a price lower than the defined conversion price under the terms of this note, the conversion price of this note will be reduced to the lower amount.

The Company has determined that in the event of default, the note will be treated as a derivative liability subject to financial reporting at fair value and related mark to market adjustments in subsequent reporting periods.

At September 30, 2023, no events of default had occurred.

The unamortized debt discount related to this note at September 30, 2023 was $8,951.

This lender is considered a related party since it has a greater than 5% controlling interest in the Company’s outstanding common stock.

Note #2

An entity controlled by a majority stockholder (approximately 20% common stock ownership) advanced working capital funds (net proceeds of $250,000) to the Company.

In April 2023, note principal of $262,500 along with accrued interest of $13,125, aggregating $275,625 was repaid.

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2023

(UNAUDITED)

Note #3

The Company executed a six-month (6) note payable with a face amount of $600,000, less an original issue discount of $60,000, along with an additional $28,900 in transaction related fees (total debt discount and issue costs in cash of $88,900), resulting in net proceeds of $511,100.

In connection with obtaining this note, the Company also issued 150,000 shares of common stock to the lender having a fair value of $406,500, based upon the quoted closing trading price ($2.71/share).

The issuance of these shares resulted in an additional debt issue cost. In total, the Company recorded debt discounts/issuance costs of $495,400 which is being amortized over the life of the note to interest expense in the accompanying consolidated statements of operations. See Note 8.

While the note is initially due in March 2024, the Company has the right to extend the note by an additional six-months (6) to September 2024.

In the event of default, the lender may convert the note into shares of common stock equal to the greater of $1.23 and the lower of the average VWAP over the ten (10) preceding trading days; or the greater of the average of the VWAP over the ten (10) preceding trading days or a floor price of $0.20.

This note is subject to cross-default. In the event this note or any other notes issued by this lender are in default (Note #1), all of the notes with this lender will be considered in default.

At September 30, 2023, no events of default had occurred.

The unamortized debt discount related to this note at September 30, 2023 was $413,741.

This lender is considered a related party since it has a greater than 5% controlling interest in the Company’s outstanding common stock.

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2023

(UNAUDITED)

The Company executed several two-month (2) notes payable with an aggregate face amount of $1,485,000, less original issue discounts of $135,000, resulting in net proceeds of $1,350,000.

These notes are initially due two-months (2) from their issuance dates. If the notes reach maturity and are still outstanding, the notes and related accrued interest will automatically renew for successive two-month (2) periods under the same terms as noted above (8% interest 1st nine-months (9) then 18% each month thereafter).

The lender is required to issue in writing any event of default. If an event of default occurs, all outstanding principal and accrued interest will be multiplied by 150% and become immediately due. Additionally, if the Company raises $3,000,000 (debt or equity based), the entire outstanding principal and accrued interest are immediately due. Finally, in an event of default, the lender has the right to convert any or all of the outstanding principal and accrued interest into common stock equal to the average closing price over the ten (10) trading days ending on the date of conversion. In the event such a conversion were to occur, which can only happen by default, the Company would evaluate the potential for recording derivative liabilities. At September 30, 2023, the Company is not in default on any of these notes and believes its in compliance with all terms and conditions of the notes.

The unamortized debt discount related to these notes at September 30, 2023 was $16,311.

This lender is considered a related party as it is controlled by Michael Farkas, an approximate 20% stockholder in the Company.

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2023

(UNAUDITED)

Note Payable (non-vehicles)

The following is a summary of the Company’s note payable (non-vehicles) at September 30, 2023 and December 31, 2022, respectively:

Terms	Note #1

Issuance date of note	June 2023
Maturity date	December 2024
Interest rate	N/A
Collateral	All assets

Balance - December 31, 2022	$-
Face amount of note	275,250
Debt discount /issuance costs	(25,250)
Amortization of debt discount	5,560
Repayments	(74,838)
Balance - September 30, 2023	180,722
Current	-
Long term	$180,722

Note #1

The Company executed a note payable with a face amount of $275,250. Under the terms of the agreement, the lender will withhold 8.9% of the Company’s daily funds arising from sales through the lender’s payment processing services until the Company has repaid the $275,250 (interest is $25,250 or approximately 10% of the note amount). The $25,250 is considered a debt issuance cost and is being amortized over the life of the note to interest expense in the accompanying consolidated statements of operations. The Company received net proceeds of $250,000.

The unamortized debt discount at September 30, 2023 was $19,690.

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2023

(UNAUDITED)

Notes Payable - Vehicles

The following is a summary of the Company’s notes payable for its vehicles at September 30, 2023 and December 31, 2022, respectively:

Issue Date	Maturity Date	Interest Rate	Collateral	September 30, 2023	December 31, 2022

2019	2022 - 2023	4.9% - 7.44%	Vehicles	$8,586	$25,830
2021	2024 - 2025	0% - 11%	Vehicles	186,918	271,217
2022	2025 - 2027	0.9% - 9.05%	Vehicles	1,184,456	1,712,849
				1,379,960	2,009,896
			Less: current portion	819,395	811,516
			Long Term	$560,755	$1,198,380

The Company executed various vehicle notes with third parties as follows:

Balance - December 31, 2021	$476,313
Acquisition of vehicles in exchange for notes payable	2,166,643
Repayments	(633,060)
Balance - December 31, 2022	2,009,896
Repayments	(629,936)
Balance - September 30, 2023	$1,379,960

Debt Maturities

The following represents the maturities of the Company’s various debt arrangements for each of the five (5) succeeding years and thereafter as follows:

For the Year Ended December 31,	Notes Payable - Related Parties	Notes Payable	Vehicles	Total

2023 (3 Months)	$1,468,689	$-	$208,131	$1,676,820
2024	1,677,308	180,722	818,903	2,676,933
2025	-	-	282,212	282,212
2026	-	-	55,827	55,827
2027	-	-	14,887	14,887
Total	$3,145,997	$180,722	$1,379,960	$4,706,679

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2023

(UNAUDITED)

Line of Credit

On December 10, 2021, the Company entered into a Securities-Based Line of Credit, Promissory Note, Security, Pledge and Guaranty Agreement (the “Line of Credit”) with City National Bank of Florida.

Pursuant to the revolving Line of Credit, the Company may borrow up to the Credit Limit, determined from time to time in the sole discretion of the Bank. The Credit Limit was $1,000,000 and $3,000,000 at September 30, 2023 and December 31, 2022, respectively.

Outstanding borrowings under the line of credit were $0 and $3,000,000 at September 30, 2023 and December 31, 2022, respectively.

The line of credit was repaid in September 2023 for $1,008,813 (principal of $1,000,000 plus accrued interest of $8,813).

To secure the repayment of the Credit Limit, the Bank had a first priority lien and continuing security interest in the securities held in the Company’s investment portfolio with the Bank. The Company liquidated its entire position in the investment portfolio during the second quarter of 2023. The amount outstanding under the Line of Credit shall bear interest equal to the Reference Rate plus the Spread (as defined in the Line of Credit) in effect each day. Interest is due and payable monthly in arrears.

The interest rate on the Line of Credit was 5.75% at December 31, 2022.

The Bank may, at any time, without notice, and at its sole discretion, demand the repayment of the outstanding line of credit.

In connection with the repayment of the line of credit, no further advances had been made and the bank closed the line of credit.

(7) Debt

Bank Line of Credit

On December 10, 2021, the Company entered into a Securities-Based Line of Credit, Promissory Note, Security, Pledge and Guaranty Agreement (the “Line of Credit”) with City National Bank of Florida. Pursuant to the revolving Line of Credit, the Company may borrow up to the Credit Limit, determined from time to time in the sole discretion of the Bank. The Credit Limit was approximately $3.0 million and $16.2 million at December 31, 2022, and December 31, 2021, respectively. Outstanding borrowings were $1.0 million and $0 as of December 31, 2022, and December 31, 2021, respectively. To secure the repayment of the Credit Limit, the Bank will have a first priority lien and continuing security interest in the securities held in the Company’s investment portfolio with the Bank. The amount outstanding under the Line of Credit shall bear interest equal to the Reference Rate plus the Spread (as defined in the Line of Credit) in effect each day. Interest is due and payable monthly in arrears. The interest rate on the Line of Credit was 5.75% at December 31, 2022, and 1.50% at December 31, 2021. The Bank may, at any time, without notice, and at its sole discretion, demand the repayment of the outstanding borrowing.

Vehicle Loans

The Company has entered into various loans for the purchase of vehicles in the ordinary course of business. Each loan is secured by the vehicle that is financed. One of the lenders has provided a commercial line of credit of $4.0 million, under which approximately $2.4 million remained available as of December 31, 2022, for the financing of vehicles under retail installment contracts through May 31, 2023. The vehicle loans under the commercial line of credit and from other sources have interest rates that range from 3.5% to 9.0% (primarily 3.5%).

Other Debt

On November 24, 2020, the Company issued a note payable in the amount of $1,000,000; the loan bore interest at a rate of 1% per month; the maturity date on the loan was April 21, 2021; the Company had the option to extend the maturity date for seven one-month terms. As part of the terms of the loan, the note holder was issued 100,000 shares of common stock. The Company exercised the option to extend the loan from April 21, 2021, to August 21, 2021, and issued 10,000 shares to the note holder for each monthly extension.

On March 10, 2021, the Company borrowed a total of $300,000 and issued promissory notes for $100,000 to each of three related parties. The notes bore interest at a rate of 1% per month. The principal and interest thereon were payable on March 10, 2022, or upon completion of the Company’s initial public offering if earlier. In connection with these loans, each lender was issued 10,000 shares of the Company’s common stock for a total of 30,000 shares.

On April 16, 2021, the Company issued a promissory note to a lender for $1,166,000, including $66,000 of interest at the rate of 8% per annum. The loan maturity was the earlier of January 16, 2022, or two weeks after the Company’s initial public offering. In the event the loan matured earlier than January 16, 2022, the full amount of interest for the nine-month term was due. As additional consideration for the loan, the Company granted the lender 400,000 shares in stock warrants, each of which may be exchanged for one share common stock of the stock offered to the public in the Company’s initial public offering, at a price of 125% of the offering price of such initial public offering. Such warrants may, be need not, be exercised by the lender for a period of three years from their issuance.

On June 25, 2021, the Company issued promissory notes to two related parties for $265,958 each, including an original issue discount of $15,958. The notes each bore interest at 1% per month on the unpaid principal balance. The notes matured on the earlier of December 25, 2021, or the consummation of the Company’s initial public offering.

On July 26, 2021, the company issued promissory notes to two related parties for $132,979 each, including an original issue discount of $7,979. The notes bore interest at 1% per month on the unpaid principal balance. The notes matured on the earlier of January 26, 2022, or the consummation of the Company’s initial public offering.

On August 18, 2021, the Company issued a promissory note to a related party in the amount of $265,000, including an original issue discount of $15,000. The note bore interest at 12% per year and all interest accrued until the Maturity date. The maturity date of the note was August 18, 2022, however if the Company completed a capital raise of at least $7,000,000 the entire outstanding principal and interest through August 18, 2022, was immediately due and payable within two business days of such occurrence.

On August 19, 2021, the Company issued a promissory note to a lender in the amount of $265,000, including an original issue discount of $15,000. The note bore interest at 12% per year and all interest accrued until the Maturity date. The maturity date of the note was August 19, 2022, however if the Company completed a capital raise of at least $7,000,000 the entire outstanding principal and interest through August 19, 2022, was immediately due and payable within two business days of such occurrence.

All debt except for vehicle loans was repaid in September 2021 after the consummation of the Company’s IPO. Amounts remaining in debt discount were included in interest expense.

Maturities of debt as of December 31, 2022, are as follows:

2023	$811,516
2024	820,844
2025	307,365
2026	55,852
2027	14,319
Total	$2,009,896